GMO Emerging Country Debt Fund Expense Example, No Redemption - GMO Emerging Country Debt Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 138
Expense Example, No Redemption, 3 Years	272
Expense Example, No Redemption, 5 Years	418
Expense Example, No Redemption, 10 Years	843
Class IV
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	133
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	391
Expense Example, No Redemption, 10 Years	783
Class VI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	369
Expense Example, No Redemption, 10 Years	$ 735